Short-Term Investments - Schedule of Short-Term Investment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Investments, Debt and Equity Securities [Abstract]
Variable-rate financial instruments	¥ 142,084		¥ 70,542
Total	¥ 142,084	$ 20,012	¥ 70,542